Condensed Consolidated Statements of Stockholders' Equity (Unaudited) (Q1) - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit
Beginning Balance, Shares at Dec. 31, 2022		36,257,493
Beginning Balance at Dec. 31, 2022	$ 146,969	$ 36	$ 361,915	$ (763)	$ (214,219)
Stock-based compensation expense	7,632		7,632
Other comprehensive income (loss)	715			715
Net loss	(68,166)				(68,166)
Ending Balance, Shares at Dec. 31, 2023		48,258,111
Ending Balance at Dec. 31, 2023	169,757	$ 48	452,142	(48)	(282,385)
Stock-based compensation expense	2,001		2,001
Other comprehensive income (loss)	(265)			(265)
Net loss	(16,146)				(16,146)
Ending Balance, Shares at Mar. 31, 2024		48,258,111
Ending Balance at Mar. 31, 2024	155,347	$ 48	454,143	(313)	(298,531)
Beginning Balance, Shares at Dec. 31, 2023		48,258,111
Beginning Balance at Dec. 31, 2023	169,757	$ 48	452,142	(48)	(282,385)
Stock-based compensation expense	5,295		5,295
Other comprehensive income (loss)	116			116
Net loss	(49,234)				(49,234)
Ending Balance, Shares at Dec. 31, 2024		48,258,111
Ending Balance at Dec. 31, 2024	125,934	$ 48	457,437	68	(331,619)
Stock-based compensation expense	904		904
Other comprehensive income (loss)	31			31
Net loss	(8,619)				(8,619)
Ending Balance, Shares at Mar. 31, 2025		48,258,111
Ending Balance at Mar. 31, 2025	$ 118,250	$ 48	$ 458,341	$ 99	$ (340,238)